OPERATING ASSETS AND LIABILITIES - Receivables (Details) - DKK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
OPERATING ASSETS AND LIABILITIES
Receivables related to collaboration agreements	kr 2,849	kr 1,266
Interest receivables	34	18
Other receivables	56	34
Prepayments	62	19
Total	3,001	1,337
Non-current receivables	11	10
Current receivables	2,990	1,327
Losses related to receivables and the credit risk on receivables is limited	kr 0	kr 0